Other Financial Assets And Liabilities - Fair Value and Location of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivatives designated as hedging instruments
Assets Derivatives	$ 25,500	$ 84,588
Derivative financial liability	(65,569)	(34,663)
- foreign currency forward contracts
Derivatives not designated as hedging instruments
Assets Derivatives	3,060	4,597
Liabilities Derivatives	(2,190)	(943)
- foreign currency forward contracts
Derivatives designated as hedging instruments
Assets Derivatives	6,029	37,602
Derivative financial liability	(45,695)	(375)
Interest rate swaps
Derivatives designated as hedging instruments
Assets Derivatives	628	0
Derivative financial liability	(7,803)	(33,287)
Cross currency swaps
Derivatives designated as hedging instruments
Assets Derivatives	88	33,169
Derivative financial liability	(8,509)	0
Commodity hedge
Derivatives designated as hedging instruments
Assets Derivatives	14,094	8,335
Derivative financial liability	(708)	0
Other Hedging Instrument
Derivatives designated as hedging instruments
Assets Derivatives	1,601	885
Derivative financial liability	$ (664)	$ (58)